UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8332

 NAME OF REGISTRANT:                     Emerging Markets Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2005 - 06/30/2006


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

Emerging Markets Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ENERSIS S.A.                                                                                Agenda Number:  932445489
--------------------------------------------------------------------------------------------------------------------------
        Security:  29274F104
    Meeting Type:  Annual
    Meeting Date:  21-Mar-2006
          Ticker:  ENI
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     APPROVAL OF ENERSIS  ANNUAL REPORT, BALANCE               Mgmt          No vote
       SHEET, FINANCIAL STATEMENTS AND REPORT FROM
       THE AUDITORS AND INSPECTORS.

O2     PROFITS DISTRIBUTION FOR THE PERIOD AND DIVIDENDS         Mgmt          No vote
       PAYMENT.

O4     SETTING OF DIRECTORS REMUNERATION.                        Mgmt          No vote

O5     SETTING OF REMUNERATION OF DIRECTORS AND AUDIT            Mgmt          No vote
       COMMITTEE AND DEFINITION OF THEIR BUDGETS FOR
       YEAR 2006 AND 2005.

O7     APPOINTMENT OF INDEPENDENT EXTERNAL AUDITORS.             Mgmt          No vote

O8     APPOINTMENT OF ACCOUNTS INSPECTORS, INCLUDING             Mgmt          No vote
       TWO DEPUTIES AND SETTING OF THEIR REMUNERATIONS.

O9     APPOINTMENT OF PRIVATE RATING AGENCIES.                   Mgmt          No vote

O10    APPROVAL OF COMPANY S INVESTMENTS AND FINANCE             Mgmt          No vote
       POLICY.

E1     AMENDING OF THE COMPANY S BY-LAWS, ALL AS MORE            Mgmt          No vote
       FULLY DESCRIBED IN THE NOTICE OF MEETING.

E5     OTHER NECESSARY RESOLUTIONS FOR THE PROPER IMPLEMENTATION Mgmt          No vote
       OF AGREEMENTS OR REFORMS.




--------------------------------------------------------------------------------------------------------------------------
 OAO LUKOIL                                                                                  Agenda Number:  932549112
--------------------------------------------------------------------------------------------------------------------------
        Security:  677862104
    Meeting Type:  Annual
    Meeting Date:  28-Jun-2006
          Ticker:  LUKOY
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE ANNUAL REPORT OF OAO  LUKOIL               Mgmt          No vote
       FOR 2005, AND THE DISTRIBUTION OF PROFITS:
       THE NET PROFIT FOR DISTRIBUTION FOR 2005 WAS
       EQUAL TO 66,326,909,000 ROUBLES. TO DISTRIBUTE
       28,068,587,000 ROUBLES TO THE PAYMENT OF DIVIDEND
       FOR 2005. THE REST OF THE NET PROFIT BE LEFT
       UNDISTRIBUTED. APPROVE TO PAY DIVIDENDS.

03     TO APPOINT VAGIT YUSUFOVICH ALEKPEROV PRESIDENT           Mgmt          No vote
       OF OAO  LUKOIL .

04A    TO ELECT THE AUDIT COMMISSION FROM THE LIST               Mgmt          No vote
       OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
       OF OAO  LUKOIL  ON 4 FEBRUARY 2006: KONDRATIEV,
       PAVEL GENNADIEVICH

04B    TO ELECT THE AUDIT COMMISSION FROM THE LIST               Mgmt          No vote
       OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
       OF OAO  LUKOIL  ON 4 FEBRUARY 2006: NIKITENKO,
       VLADIMIR NIKOLAEVICH

04C    TO ELECT THE AUDIT COMMISSION FROM THE LIST               Mgmt          No vote
       OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
       OF OAO  LUKOIL  ON 4 FEBRUARY 2006: SKLYAROVA,
       TATYANA SERGEEVNA

05     TO RECOGNIZE AS ADVISABLE THE RETENTION OF THE            Mgmt          No vote
       AMOUNTS OF REMUNERATION OF MEMBERS OF THE BOARD
       OF DIRECTORS AND THE AUDIT COMMISSION OF OAO
       LUKOIL  ESTABLISHED BY DECISION OF THE ANNUAL
       GENERAL SHAREHOLDERS  MEETING OF OAO  LUKOIL
       OF 24 JUNE 2004 (MINUTES NO. 1). TO PAY REMUNERATION
       AND REIMBURSE EXPENSES TO MEMBERS OF THE BOARD
       OF DIRECTORS AND THE AUDIT COMMISSION

06     TO APPROVE THE COMPANY S INDEPENDENT AUDITOR              Mgmt          No vote
       CLOSED JOINT STOCK COMPANY KPMG.

07     TO APPROVE AMENDMENTS AND ADDENDA TO THE CHARTER          Mgmt          No vote
       OF OPEN JOINT STOCK COMPANY  OIL COMPANY  LUKOIL
       , PURSUANT TO APPENDIX 1.

08     TO APPROVE AN ADDENDUM TO THE REGULATIONS ON              Mgmt          No vote
       THE BOARD OF DIRECTORS OF OAO  LUKOIL , PURSUANT
       TO APPENDIX 2.

09     TO APPROVE AMENDMENTS AND ADDENDA TO THE REGULATIONS      Mgmt          No vote
       ON THE AUDIT COMMISSION OF OAO  LUKOIL , PURSUANT
       TO APPENDIX 3.

10A    TO APPROVE OIL SUPPLY CONTRACT BETWEEN OAO                Mgmt          No vote
       LUKOIL  AND OOO LUKOIL VOLGOGRADNEFTEPERERABOTKA.

10B    TO APPROVE SUPPLY CONTACT BETWEEN OAO  LUKOIL             Mgmt          No vote
       AND OOO LUKOIL VOLGOGRADNEFTEPERERABOTKA.

10C    TO APPROVE SUPPLEMENTAL AGREEMENT TO SHAREHOLDER          Mgmt          No vote
       LOAN AGREEMENT NO. 0510225 OF 29 MARCH 2005
       BETWEEN OAO  LUKOIL  AND OOO NARYANMARNEFTEGAZ.

10D    TO APPROVE SUPPLEMENTAL AGREEMENT TO SHAREHOLDER          Mgmt          No vote
       LOAN AGREEMENT NO. 0610114 OF 3 MARCH 2005
       BETWEEN OAO  LUKOIL  AND OOO NARYANMARNEFTEGAZ.

10E    TO APPROVE LOAN AGREEMENT BETWEEN OAO  LUKOIL             Mgmt          No vote
       AND OOO NARYANMARNEFTEGAZ.

10F    TO APPROVE LOAN AGREEMENT BETWEEN OAO  LUKOIL             Mgmt          No vote
       AND OOO NARYANMARNEFTEGAZ.

10G    TO APPROVE POLICY (CONTRACT) ON INSURING THE              Mgmt          No vote
       LIABILITY OF DIRECTORS, OFFICERS AND CORPORATIONS
       BETWEEN OAO  LUKOIL  AND OAO KAPITAL STRAKHOVANIE.




--------------------------------------------------------------------------------------------------------------------------
 TATA MOTORS LIMITED                                                                         Agenda Number:  932372369
--------------------------------------------------------------------------------------------------------------------------
        Security:  876568502
    Meeting Type:  Annual
    Meeting Date:  11-Jul-2005
          Ticker:  TTM
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE AUDITED PROFIT AND LOSS ACCOUNT           Mgmt          No vote
       FOR THE YEAR ENDED MARCH 31, 2005 AND THE BALANCE
       SHEET

02     APPROVAL OF THE DECLARATION OF A DIVIDEND ON              Mgmt          No vote
       ORDINARY SHARES

03     APPROVAL OF THE REAPPOINTMENT OF A DIRECTOR               Mgmt          No vote
       IN PLACE OF MR. NN WADIA, WHO RETIRES BY ROTATION
       AND IS ELIGIBLE FOR RE-APPOINTMENT

04     APPROVAL OF THE REAPPOINTMENT OF A DIRECTOR               Mgmt          No vote
       IN PLACE OF MR. PP KADLE, WHO RETIRES BY ROTATION
       AND IS ELIGIBLE FOR RE-APPOINTMENT

05     APPROVAL OF THE REAPPOINTMENT OF A DIRECTOR               Mgmt          No vote
       IN PLACE OF DR. V SUMANTRAN WHO RETIRES BY
       ROTATION AND IS ELIGIBLE FOR RE-APPOINTMENT

06     APPROVAL OF THE APPOINTMENT OF STATUTORY AUDITORS         Mgmt          No vote

07     APPROVAL OF THE RE-APPOINTMENT OF MR. RAVI KANT           Mgmt          No vote
       AS A WHOLE-TIME DIRECTOR




--------------------------------------------------------------------------------------------------------------------------
 TENARIS, S.A.                                                                               Agenda Number:  932519068
--------------------------------------------------------------------------------------------------------------------------
        Security:  88031M109
    Meeting Type:  Annual
    Meeting Date:  07-Jun-2006
          Ticker:  TS
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A1     CONSIDERATION OF THE BOARD OF DIRECTORS  AND              Mgmt          No vote
       INDEPENDENT AUDITOR S REPORTS ON THE CONSOLIDATED
       FINANCIAL STATEMENTS.

A2     CONSIDERATION OF THE BOARD OF DIRECTORS  AND              Mgmt          No vote
       INDEPENDENT AUDITOR S REPORTS ON THE UNCONSOLIDATED
       ANNUAL ACCOUNTS.

A3     ALLOCATION OF RESULTS AND APPROVAL OF DIVIDEND            Mgmt          No vote
       PAYMENT.

A4     DISCHARGE TO THE MEMBERS OF THE BOARD OF DIRECTORS.       Mgmt          No vote

A5     ELECTION OF THE BOARD OF DIRECTORS  MEMBERS.              Mgmt          No vote

A6     AUTHORIZATION TO THE BOARD OF DIRECTORS TO DELEGATE       Mgmt          No vote
       THE DAY-TO-DAY MANAGEMENT OF THE COMPANY S
       BUSINESS AND THE POWER TO REPRESENT THE COMPANY
       AS  ADMINISTRATEUR DELEGUE  (CHIEF EXECUTIVE
       OFFICER) TO MR. PAOLO ROCCA.

A7     AUTHORIZATION TO THE BOARD OF DIRECTORS TO APPOINT        Mgmt          No vote
       ANY OR ALL OF ITS MEMBERS AS THE COMPANY S
       ATTORNEYS-IN-FACT.

A8     AUTHORIZATION TO THE BOARD OF DIRECTORS TO CAUSE          Mgmt          No vote
       THE DISTRIBUTION OF ALL SHAREHOLDER COMMUNICATIONS..

A9     BOARD OF DIRECTORS  COMPENSATION.                         Mgmt          No vote

A10    APPOINTMENT OF INDEPENDENT AUDITORS AND APPROVAL          Mgmt          No vote
       OF THEIR FEES.

E1     AMENDMENT OF ARTICLE 11 OF THE ARTICLES OF ASSOCIATION.   Mgmt          No vote



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Emerging Markets Portfolio
By (Signature)       /s/ Hon. Robert Lloyd George
Name                 Hon. Robert Lloyd George
Title                President
Date                 08/28/2006